Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Annual vesting percentage	20.00%
Employer matching contribution, percentage	50.00%
Employer matching contribution, percent of employee's pay	5.00%
401(k) benefit plan expense	$ 0.6	$ 0.5	$ 0.2
Bonus expense	2.1	1.8	$ 1.6
Accrued bonuses	$ 1.7	$ 1.7
20 percent vested
Defined Contribution Plan Disclosure [Line Items]
Vesting period	6 years
Fully vested
Defined Contribution Plan Disclosure [Line Items]
Vesting period	2 years